Note 5 - Asset Purchase	11 Months Ended
Jul. 31, 2013
Notes
Note 5 - Asset Purchase

Note 5 – Asset Purchase

On May 11, 2012, the Company entered into an Asset Purchase Agreement with St. George Investments LLC, an Illinois limited liability company, to acquire certain assets in foreclosure for 6,000,000 common shares.  The assets were formerly owned by Helix Wind, Inc., a Nevada corporation in the same business as the Company.  The assets and agreed prices were:

Asset Purchase	May 11, 2012
Tangible Assets
Equipment	$ 23,000
Supplies	1,000
Inventory	1,000
Total Tangible Assets	$ 25,000

Intangible Assets
Goodwill	$ 5,000
Intellectual Property (10 patents, 2 trademarks, network system, wind turbine monitoring system, URL	1,467,500
Restrictive Covenant	$ 2,500
Total intangible assets acquired	$ 1,475,000

Total Assets acquired	$ 1,500,000

Note 5 – Restricted Covenant

In January 2013 the Company entered into an amendment to the Asset Purchase Agreement of May 11, 2012 with the Seller of the assets.  The Agreement contained the Company’s guarantee to indemnify the Seller against a certain drop in stock price of stock received in payment for the assets.  The “Protection Period” in the agreement lasts until the Company receives cash consideration of five million dollars (the “Protection Amount”) from the issuance of common stock. Such a contingency could not be quantified by the Company and none was recorded at the fiscal year ended August 31, 2012.  The Protection Period was amended with a new beginning time:  nine months from August 2, 2012 or the date that an S1 stock registration statement is recorded, (the earlier).   It was further agreed that Seller would forbear enforcement of the guarantee prior to the beginning of the Protection Period for the payment of 2,000,000 common shares of the Company.  The stock was issued on January 7, 2013.  The cost of the issue was recorded as a Restricted Covenant.